Commitments and Contingencies (Details)	1 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 EUR (€)	Jun. 30, 2015 USD ($) ft²	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) ft²	Dec. 31, 2013 USD ($)
Commitments and Contingencies (Textual)
Area of leased building (sq. ft) | ft²			10,000		10,000
Rent expenses plus sales tax (per month)			$ 14,260		$ 14,260
Term of lease			5 years 6 months		5 years 6 months
Lease expiration date			Jul. 31, 2017		Jul. 31, 2017
Approximate preliminary assessed trade tax	$ 94,000	€ 75,000
Rent expense			$ 97,973	$ 99,160	$ 202,083	$ 182,197